UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/04
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            05/13/04
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        92

Form 13f Information Table Value Total:                16,526,195
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Waste Industries, Inc.  COM              019589308     4925   370000 SH       SOLE                   370000
Alltel Corp                    COM              020039103    27734   555900 SH       SOLE                   555900
Aon Corp                       COM              037389103   851905 30523300 SH       SOLE                 23123300           7400000
                                                            408240 14627000 SH       DEFINED 01           14627000
                                                              1088    39000 SH       OTHER                   39000
Brookfield Properties Corp     COM              112900105     2769    89000 SH       SOLE                    53000             36000
Checkpoint Systems, Inc.       COM              162825103    21451  1135000 SH       SOLE                   881100            253900
Comcast Corp Cl A              COM              20030N101   112790  3924505 SH       SOLE                  2744657           1179848
                                                             47967  1668996 SH       DEFINED 01            1668996
                                                                37     1294 SH       OTHER                    1294
Comcast Corp Special Cl A      COM              20030N200   476470 17090022 SH       SOLE                 13487522           3602500
                                                            281151 10084326 SH       DEFINED 01           10084326
                                                               739    26500 SH       OTHER                   26500
Coors - Class B                COM              217016104    15904   229000 SH       SOLE                   229000
                                                            184966  2663300 SH       DEFINED 01            2663300
DIRECTV Group, Inc.            COM              25459L106   619246 40263086 SH       SOLE                 32687528           7575558
                                                            282701 18381099 SH       DEFINED 01           18381099
                                                               916    59543 SH       OTHER                   59543
Deltic Timber Corp             COM              247850100     2838    80000 SH       SOLE                                      80000
                                                             52855  1489700 SH       DEFINED 01            1489700
Diageo Plc - ADR               COM              25243Q205    29052   549400 SH       SOLE                   502400             47000
FedEx Corp.                    COM              31428X106   475752  6329861 SH       SOLE                  4890261           1439600
                                                            422023  5615000 SH       DEFINED 01            5615000
                                                              1794    23866 SH       OTHER                   23866
First Tenn Natl                COM              337162101     1145    24000 SH       SOLE                    24000
Forest City Enterprises, Inc.  COM              345550107   100554  1867300 SH       SOLE                   824000           1043300
                                                            111194  2064875 SH       DEFINED 01            2064875
General Motors                 COM              370442105   577256 12255960 SH       SOLE                  9060660           3195300
                                                            235500  5000000 SH       DEFINED 01            5000000
                                                               691    14666 SH       OTHER                   14666
Genlyte Group, Inc.            COM              372302109    86337  1537332 SH       DEFINED 01            1537332
Hilton Hotels Corp             COM              432848109   482473 29690676 SH       SOLE                 23128524           6562152
                                                            392996 24184353 SH       DEFINED 01           24184353
                                                               905    55666 SH       OTHER                   55666
IHOP Corp.                     COM              449623107     5658   164300 SH       SOLE                    68300             96000
                                                            102566  2978100 SH       DEFINED 01            2978100
Jacuzzi Brands, Inc.           COM              469865109    47664  5081400 SH       SOLE                  3807500           1273900
                                                             82919  8840000 SH       DEFINED 01            8840000
Knight Ridder                  COM              499040103   289198  3948100 SH       SOLE                  3102400            845700
                                                            217794  2973300 SH       DEFINED 01            2973300
                                                               791    10800 SH       OTHER                   10800
Koninklijke Philips Electronic COM              500472303   200133  6905900 SH       SOLE                  5493900           1412000
                                                            133164  4595034 SH       DEFINED 01            4595034
                                                                87     3000 SH       OTHER                    3000
Level 3 Communications         COM              52729N100   185257 46083946 SH       SOLE                 33184321          12899625
                                                            435070 108226271SH       DEFINED 01          108226271
Marriott International Class A COM              571903202   324749  7632163 SH       SOLE                  5951963           1680200
                                                            273354  6424300 SH       DEFINED 01            6424300
                                                               468    11000 SH       OTHER                   11000
Millea Holdings, Inc. ADR      COM              60032R106    63055   811000 SH       SOLE                   811000
NCR Corp                       COM              62886E108   189934  4310800 SH       SOLE                  3058000           1252800
                                                            134238  3046700 SH       DEFINED 01            3046700
NTT Docomo, Inc. ADR           COM              62942M201    20498   925000 SH       SOLE                   494000            431000
Neiman Marcus Group Class B    COM              640204301    25852   515500 SH       SOLE                   515500
                                                            116975  2332500 SH       DEFINED 01            2332500
Neiman-Marcus Group            COM              640204202    99924  1852500 SH       SOLE                  1577500            275000
News Corp Ltd ADR              COM              652487703    16263   452000 SH       SOLE                   334000            118000
                                                             49832  1385000 SH       DEFINED 01            1385000
Nippon Telegraph and Telephone COM              654624105    70510  2488000 SH       SOLE                  1705000            783000
Odyssey Re Holdings Corp       COM              67612W108     7557   279900 SH       SOLE                   253400             26500
PepsiAmericas. Inc.            COM              71343P200    42090  2061200 SH       SOLE                  1841200            220000
                                                            109325  5353800 SH       DEFINED 01            5353800
Pioneer Natural Resources Co.  COM              723787107   215848  6682600 SH       SOLE                  4631500           2051100
                                                            284828  8818200 SH       DEFINED 01            8818200
                                                               937    29000 SH       OTHER                   29000
Ruddick Corp.                  COM              781258108    68697  3394100 SH       DEFINED 01            3394100
Saks, Inc.                     COM              79377W108   201645 11457100 SH       SOLE                  8584400           2872700
                                                               117     6666 SH       OTHER                    6666
Shaw Communications, Inc. Clas COM              82028K200   193399 11843200 SH       SOLE                  7860900           3982300
                                                            269863 16525600 SH       DEFINED 01           16525600
Telephone & Data Systems, Inc. COM              879433100   587849  8294757 SH       SOLE                  6023957           2270800
                                                            255026  3598500 SH       DEFINED 01            3598500
                                                               638     9000 SH       OTHER                    9000
Texas Industries               COM              882491103     6988   193300 SH       SOLE                    80700            112600
                                                            104148  2881000 SH       DEFINED 01            2881000
The MONY Group, Inc.           COM              615337102     8134   258700 SH       SOLE                   258700
                                                             65697  2089600 SH       DEFINED 01            2089600
Trizec Properties              COM              89687P107   305427 17809136 SH       SOLE                 13720565           4088571
                                                            282630 16479900 SH       DEFINED 01           16479900
                                                               821    47900 SH       OTHER                   47900
Vivendi Universal ADR          COM              92851S204   648672 24441300 SH       SOLE                 18850200           5591100
                                                            109926  4141900 SH       DEFINED 01            4141900
                                                              1168    44000 SH       OTHER                   44000
Walt Disney Company            COM              254687106   688657 27557300 SH       SOLE                 22127100           5430200
                                                            461440 18465000 SH       DEFINED 01           18465000
                                                              1150    46000 SH       OTHER                   46000
Waste Management, Inc.         COM              94106L109   710073 23527923 SH       SOLE                 17872423           5655500
                                                            306662 10161100 SH       DEFINED 01           10161100
                                                              1090    36132 SH       OTHER                   36132
Yum! Brands, Inc.              COM              988498101   716884 18870323 SH       SOLE                 15485323           3385000
                                                            467201 12298000 SH       DEFINED 01           12298000
                                                              1292    34000 SH       OTHER                   34000